Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	$ (150,694)	$ (3,417)
Gain on fair value change of Series C convertible preferred shares		(28,209)
Loss for the period attributable to owners of the Company for the purpose of calculating diluted loss per share	$ (150,694)	$ (31,626)
Weighted average number of ordinary shares for the purpose of calculating basic loss per share ('000)	59,000	27,982
Series C convertible preferred shares ('000)		18,382
Weighted average number of ordinary shares for the purpose of calculating diluted loss per share ('000)	59,000	46,364
Basic loss per common share	$ (2.55)	$ (0.12)
Diluted loss per common share	$ (2.55)	$ (0.68)
Weighted average number of common shares outstanding Basic ('000)	59,000	27,982
Weighted average number of common shares outstanding diluted ('000)	59,000	46,364